Segment Information	9 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

3. SEGMENT INFORMATION

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has two reportable segments, including auto service business and auto eInsurance business. The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	For the nine Months Ended September 30, 2024
	Auto service	Auto eInsurance service	Others*	Consolidated
Revenues from external customers	$159,555	$119,108	$34,046	$312,709
Depreciation and amortization	$(1,429)	$(2,106)	$(362)	$(3,897)
Segment income (loss) before tax	$8,660	$(3,474)	$(65,828)	$(60,642)

	For the nine Months Ended September 30, 2023
	Auto service	Auto eInsurance service	Others*	Consolidated
Revenues from external customers	$147,527	$78,842	$24,094	$250,463
Depreciation and amortization	$(2,248)	$(1,409)	$(742)	$(4,399)
Segment income (loss) before tax	$9,529	$(952)	$(12,265)	$(3,688)

*	Others represents revenue and expenses that are not allocated to reportable segments and corporate related items.

The total assets by segments as of December 31, 2023 and as of September 30, 2024 were as follows:

	December 31,	September 30,
	2023	2024
Segment assets
Auto service	$136,387	$165,521
Auto eInsurance service	66,274	61,376
Others	20,574	25,158
Total segment assets	$223,235	$252,055